UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Emerging Markets Debt Central Fund

March 31, 2017

EMC-QTLY-0517
1.926210.106

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.8%
		Principal Amount(a)	Value
Argentina - 5.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$420,000	$433,650
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,110,000	1,257,630
Banco Macro SA 6.75% 11/4/26 (b)(c)		175,000	175,119
Cablevision SA 6.5% 6/15/21 (b)		275,000	289,713
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	40,425
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		170,000	187,099
Pan American Energy LLC 7.875% 5/7/21 (b)		610,000	658,349
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		802,841	863,656
YPF SA:
8.5% 3/23/21 (b)		1,055,000	1,155,953
8.75% 4/4/24 (b)		1,065,000	1,180,553

TOTAL ARGENTINA			6,242,147

Azerbaijan - 0.8%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		810,000	926,543
Bailiwick of Jersey - 0.3%
Polyus Gold International Ltd. 5.25% 2/7/23 (b)		310,000	316,727
Bangladesh - 0.6%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		725,000	758,495
Bermuda - 0.3%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		200,000	201,500
7.875% 8/1/21 (b)		200,000	201,500

TOTAL BERMUDA			403,000

Brazil - 0.2%
Globo Comunicacao e Participacoes SA 5.307% 5/11/22 (Reg. S) (d)		200,000	200,250
British Virgin Islands - 0.7%
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		800,000	804,000
Canada - 1.2%
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		820,000	844,600
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		200,000	202,250
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		220,000	247,225
10% 11/2/21 pay-in-kind (b)(c)		130,000	146,088
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		420,000	0

TOTAL CANADA			1,440,163

Cayman Islands - 0.5%
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	210,444
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)		445,000	160,200
Pontis IV Ltd. 5.125% 3/31/27 (b)		240,000	240,120

TOTAL CAYMAN ISLANDS			610,764

Cyprus - 0.2%
Global Ports Finance PLC 6.872% 1/25/22 (b)		200,000	212,391
Dominican Republic - 0.2%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		200,000	203,132
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		200,000	210,290
JSC BGEO Group 6% 7/26/23 (b)		425,000	428,111
JSC Georgian Railway 7.75% 7/11/22 (b)		200,000	219,880

TOTAL GEORGIA			858,281

Indonesia - 1.6%
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		200,000	206,979
PT Pertamina Persero:
4.875% 5/3/22 (b)		200,000	211,763
5.25% 5/23/21 (b)		235,000	252,014
5.625% 5/20/43 (b)		200,000	205,404
5.625% 5/20/43 (Reg. S)		400,000	410,808
6% 5/3/42 (b)		200,000	211,790
6.5% 5/27/41 (b)		400,000	447,575

TOTAL INDONESIA			1,946,333

Ireland - 0.5%
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		200,000	203,510
EDC Finance Ltd. 4.875% 4/17/20 (b)		400,000	410,840

TOTAL IRELAND			614,350

Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		200,000	217,250
Korea (South) - 0.2%
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	11,900,000	182,815
Luxembourg - 3.0%
EVRAZ Group SA:
5.375% 3/20/23 (b)		550,000	552,063
8.25% 1/28/21 (Reg. S)		400,000	447,520
MHP SA 8.25% 4/2/20 (b)		400,000	402,721
Millicom International Cellular SA 6.625% 10/15/21 (b)		600,000	628,470
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		200,000	208,250
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		175,000	183,750
6.875% 1/20/40		320,000	304,640
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		415,000	427,450
SB Capital SA 5.5% 2/26/24 (b)(c)		250,000	257,140
TMK Capital SA 6.75% 4/3/20 (Reg. S)		200,000	212,454

TOTAL LUXEMBOURG			3,624,458

Mexico - 8.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	6,500,000	323,572
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		55,000	55,688
7.5% 3/13/19 (b)		215,000	221,988
Metalsa SA de CV 4.9% 4/24/23 (b)		580,000	563,325
Petroleos Mexicanos:
4.625% 9/21/23		550,000	553,163
4.875% 1/24/22		750,000	771,525
4.875% 1/18/24		290,000	292,610
5.5% 1/21/21		320,000	338,720
5.5% 6/27/44		265,000	233,876
6.375% 2/4/21		170,000	184,404
6.375% 1/23/45		940,000	916,707
6.5% 6/2/41		1,925,000	1,917,300
6.625% (b)(f)		945,000	938,102
6.75% 9/21/47		1,063,000	1,078,307
6.875% 8/4/26		450,000	499,500
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		300,000	311,625
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		600,000	597,000
7.625% 9/18/20 (Reg S.)		325,000	318,500

TOTAL MEXICO			10,115,912

Mongolia - 0.2%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		200,000	213,430
Netherlands - 7.6%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		200,000	176,500
GTB Finance BV 6% 11/8/18 (b)		600,000	613,826
GTH Finance BV:
6.25% 4/26/20 (b)		400,000	425,304
7.25% 4/26/23 (b)		800,000	880,240
HSBK BV:
7.25% 5/3/17 (b)		200,000	200,324
7.25% 5/3/17 (Reg. S)		100,000	100,162
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		1,303,410	1,212,171
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		430,000	416,739
Petrobras Global Finance BV:
6.125% 1/17/22		455,000	477,523
8.375% 5/23/21		2,200,000	2,484,900
8.75% 5/23/26		1,015,000	1,174,863
VTR Finance BV 6.875% 1/15/24 (b)		200,000	208,000
Zhaikmunai International BV 7.125% 11/13/19 (b)		930,000	906,927

TOTAL NETHERLANDS			9,277,479

Nigeria - 0.7%
Zenith Bank PLC 6.25% 4/22/19 (b)		900,000	906,174
Peru - 0.4%
Compania Minera Ares SAC 7.75% 1/23/21 (b)		400,000	429,000
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		270,000	259,943
Turkey - 1.2%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		200,000	206,455
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		400,000	414,046
Turkiye Halk Bankasi A/S 4.875% 7/19/17 (b)		200,000	200,000
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		300,000	294,984
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		400,000	398,031

TOTAL TURKEY			1,513,516

United Kingdom - 1.1%
Afren PLC 10.25% 4/8/19 (Reg. S) (e)		585,502	117
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		300,000	300,900
Ferrexpo Finance PLC 10.375% 4/7/19 (b)		450,000	464,625
Vedanta Resources PLC:
6% 1/31/19 (b)		200,000	205,750
6.375% 7/30/22 (b)		200,000	201,000
8.25% 6/7/21 (b)		145,000	155,803

TOTAL UNITED KINGDOM			1,328,195

United States of America - 2.0%
CEMEX Finance LLC 6% 4/1/24 (b)		200,000	210,300
Citgo Holding, Inc. 10.75% 2/15/20 (b)		265,000	284,875
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,710,000	1,761,471
6.625% 6/15/38		25,000	25,438
Southern Copper Corp. 7.5% 7/27/35		150,000	182,639

TOTAL UNITED STATES OF AMERICA			2,464,723

Venezuela - 1.8%
Petroleos de Venezuela SA:
5.375% 4/12/27		375,000	129,000
5.5% 4/12/37		165,000	56,100
6% 5/16/24 (b)		800,000	289,000
6% 11/15/26 (b)		825,000	288,833
8.5% 11/2/17 (b)		281,667	234,487
8.5% 11/2/17 (Reg. S)		80,000	66,600
8.5% 10/27/20 (b)		155,000	115,863
9.75% 5/17/35 (b)		1,895,000	819,588
12.75% 2/17/22 (b)		300,000	171,000

TOTAL VENEZUELA			2,170,471

TOTAL NONCONVERTIBLE BONDS
(Cost $47,578,567)			48,239,942

Government Obligations - 53.5%
Argentina - 8.6%
Argentine Republic:
5.625% 1/26/22 (b)		435,000	445,440
6.25% 4/22/19 (b)		1,585,000	1,672,175
6.875% 4/22/21 (b)		3,145,000	3,377,730
7.5% 4/22/26 (b)		495,000	526,185
Buenos Aires Province:
6.5% 2/15/23 (b)		335,000	335,737
9.95% 6/9/21 (b)		500,000	568,850
10.875% 1/26/21 (Reg. S)		1,350,000	1,545,750
City of Buenos Aires 8.95% 2/19/21 (b)		275,000	306,625
Province of Santa Fe 7% 3/23/23 (b)		425,000	427,967
Provincia de Cordoba:
7.125% 6/10/21 (b)		700,000	725,473
7.45% 9/1/24 (b)		260,000	263,380
12.375% 8/17/17 (b)		277,000	284,485

TOTAL ARGENTINA			10,479,797

Armenia - 0.7%
Republic of Armenia:
6% 9/30/20 (b)		600,000	629,100
7.15% 3/26/25 (b)		200,000	214,125

TOTAL ARMENIA			843,225

Barbados - 0.1%
Barbados Government:
7% 8/4/22 (b)		155,000	115,475
7.25% 12/15/21 (b)		20,000	15,400

TOTAL BARBADOS			130,875

Belarus - 1.5%
Belarus Republic 8.95% 1/26/18		1,710,000	1,763,010
Brazil - 4.4%
Brazilian Federative Republic:
4.25% 1/7/25		200,000	197,000
5.625% 1/7/41		1,140,000	1,108,650
6% 4/7/26		530,000	576,110
7.125% 1/20/37		1,240,000	1,407,400
8.25% 1/20/34		1,480,000	1,844,598
10% 1/1/21	BRL	570,000	183,276

TOTAL BRAZIL			5,317,034

Colombia - 1.4%
Colombian Republic:
4.375% 3/21/23	COP	1,525,000,000	483,336
6.125% 1/18/41		115,000	131,100
7.375% 9/18/37		275,000	350,900
10.375% 1/28/33		480,000	717,600

TOTAL COLOMBIA			1,682,936

Congo - 0.1%
Congo Republic 4% 6/30/29 (d)		141,930	102,997
Costa Rica - 0.5%
Costa Rican Republic:
7% 4/4/44 (b)		400,000	403,000
7.158% 3/12/45 (b)		200,000	203,500

TOTAL COSTA RICA			606,500

Croatia - 0.9%
Croatia Republic:
5.5% 4/4/23 (b)		200,000	215,472
6% 1/26/24 (b)		400,000	442,990
6.375% 3/24/21 (b)		250,000	276,800
6.625% 7/14/20 (b)		175,000	192,063

TOTAL CROATIA			1,127,325

Dominican Republic - 2.4%
Dominican Republic:
2.125% 8/30/24 (c)		1,000,000	1,042,500
5.95% 1/25/27 (b)		340,000	347,225
6.85% 1/27/45 (b)		255,000	263,288
6.875% 1/29/26 (b)		365,000	399,675
7.45% 4/30/44 (b)		455,000	500,500
7.5% 5/6/21 (b)		325,000	359,125

TOTAL DOMINICAN REPUBLIC			2,912,313

Ecuador - 0.6%
Ecuador Republic:
9.65% 12/13/26 (b)		400,000	414,000
10.75% 3/28/22 (b)		250,000	264,375

TOTAL ECUADOR			678,375

Egypt - 1.2%
Arab Republic 5.875% 6/11/25 (b)		200,000	195,500
Arab Republic of Egypt:
5.875% 6/11/25		200,000	195,500
6.125% 1/31/22 (b)		560,000	582,400
8.5% 1/31/47 (b)		490,000	526,750

TOTAL EGYPT			1,500,150

El Salvador - 0.3%
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		295,000	274,241
8.625% 2/28/29 (b)		135,000	139,388

TOTAL EL SALVADOR			413,629

Indonesia - 3.8%
Indonesian Republic:
4.75% 1/8/26 (b)		200,000	212,969
5.25% 1/17/42 (b)		200,000	213,910
5.95% 1/8/46 (b)		200,000	234,798
6.625% 2/17/37 (b)		375,000	461,173
6.75% 1/15/44 (b)		200,000	257,093
7.75% 1/17/38 (b)		755,000	1,044,570
8.375% 3/15/24	IDR	10,337,000,000	825,311
8.5% 10/12/35 (Reg. S)		775,000	1,118,725
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		200,000	207,250

TOTAL INDONESIA			4,575,799

Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,300,000	1,146,262
Ivory Coast - 0.3%
Ivory Coast 5.75% 12/31/32		392,000	363,611
Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (b)		400,000	398,048
Lebanon - 2.2%
Lebanese Republic:
4% 12/31/17		747,500	743,763
5% 10/12/17		320,000	322,048
5.15% 6/12/18		530,000	536,731
5.15% 11/12/18		250,000	253,346
5.45% 11/28/19		330,000	336,666
6% 5/20/19		295,000	301,086
6.375% 3/9/20		230,000	238,929

TOTAL LEBANON			2,732,569

Mexico - 1.6%
United Mexican States:
4.75% 3/8/44		467,000	454,158
6.05% 1/11/40		412,000	470,710
6.5% 6/10/21	MXN	14,495,000	764,496
6.75% 9/27/34		235,000	293,590

TOTAL MEXICO			1,982,954

Mongolia - 0.2%
Mongolian People's Republic 8.75% 3/9/24 (b)		200,000	217,957
Netherlands - 0.5%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		631,250	650,238
Nigeria - 0.1%
Central Bank of Nigeria warrants 11/15/20 (g)(h)		250	19,805
Republic of Nigeria 6.75% 1/28/21 (b)		50,000	52,190

TOTAL NIGERIA			71,995

Oman - 0.3%
Sultanate of Oman 6.5% 3/8/47 (b)		300,000	316,500
Pakistan - 0.7%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		605,000	640,972
8.25% 4/15/24 (b)		200,000	221,067

TOTAL PAKISTAN			862,039

Panama - 0.2%
Panamanian Republic:
6.7% 1/26/36		85,000	107,100
9.375% 4/1/29		120,000	175,800

TOTAL PANAMA			282,900

Peru - 1.3%
Peruvian Republic:
4% 3/7/27 (d)		380,000	380,000
6.35% 8/12/28 (b)	PEN	1,275,000	398,965
8.2% 8/12/26 (Reg. S)	PEN	2,235,000	810,974

TOTAL PERU			1,589,939

Russia - 3.0%
Russian Federation:
4.875% 9/16/23 (b)		200,000	214,352
5.875% 9/16/43 (b)		1,000,000	1,137,464
7.5% 3/15/18	RUB	13,965,000	245,342
12.75% 6/24/28 (Reg. S)		1,165,000	2,051,856

TOTAL RUSSIA			3,649,014

Rwanda - 0.2%
Republic of Rwanda 6.625% 5/2/23 (b)		200,000	201,516
Serbia - 0.7%
Republic of Serbia:
4.875% 2/25/20 (b)		200,000	207,308
5.875% 12/3/18 (b)		200,000	210,400
6.75% 11/1/24 (b)		168,040	169,486
6.75% 11/1/24 (Reg. S)		45,416	45,807
7.25% 9/28/21 (b)		200,000	228,000

TOTAL SERBIA			861,001

Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		275,000	289,386
6.25% 7/27/21 (b)		250,000	263,081

TOTAL SRI LANKA			552,467

Turkey - 6.3%
Turkish Republic:
3.25% 3/23/23		200,000	183,400
5.125% 3/25/22		420,000	427,339
5.625% 3/30/21		410,000	428,122
6% 3/25/27		375,000	389,531
6.25% 9/26/22		805,000	859,579
6.75% 5/30/40		400,000	427,520
6.875% 3/17/36		835,000	904,789
7% 6/5/20		550,000	600,122
7.25% 3/5/38		620,000	699,620
7.375% 2/5/25		910,000	1,031,713
7.5% 11/7/19		225,000	246,375
8% 2/14/34		250,000	300,050
9.4% 7/8/20	TRY	2,275,000	598,725
11.875% 1/15/30		315,000	488,137

TOTAL TURKEY			7,585,022

Ukraine - 1.3%
Ukraine Government:
0% 5/31/40 (b)(c)		353,000	130,434
7.75% 9/1/21 (b)		231,000	227,553
7.75% 9/1/22 (b)		956,000	917,999
7.75% 9/1/23 (b)		231,000	218,295
7.75% 9/1/24 (b)		113,000	105,655

TOTAL UKRAINE			1,599,936

United States of America - 3.2%
U.S. Treasury Notes 2% 11/15/26		3,975,000	3,838,967
Uruguay - 0.3%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		300,000	392,849
Venezuela - 1.9%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		5,800	30,450
9.25% 9/15/27		1,775,000	822,713
11.95% 8/5/31 (Reg. S)		1,970,000	1,063,800
12.75% 8/23/22		495,000	285,863
13.625% 8/15/18		95,000	79,325

TOTAL VENEZUELA			2,282,151

Vietnam - 1.0%
Vietnamese Socialist Republic:
2.25% 3/13/28 (c)		45,000	39,314
4% 3/12/28 (d)		1,147,500	1,140,741

TOTAL VIETNAM			1,180,055

TOTAL GOVERNMENT OBLIGATIONS
(Cost $63,034,829)			64,891,955
		Shares	Value

Common Stocks - 0.3%
Canada - 0.3%
Pacific Exploration and Production Corp.
(Cost $1,028,037)		7,408	412,520
		Principal Amount	Value

Sovereign Loan Participations - 0.3%
Indonesia - 0.3%
Indonesian Republic loan participation:
Goldman Sachs 2.125% 12/14/19 (c)		333,333	326,667
Mizuho 2.125% 12/14/19(c)		93,103	91,241
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $417,814)			417,908

Preferred Securities - 1.9%
Cayman Islands - 1.5%
Banco Do Brasil SA 9% (b)(c)(f)		200,000	212,143
BBVA Bancomer SA (Cayman Islands) 6.008% 5/17/22 (b)(c)		115,000	117,289
Cosan Overseas Ltd. 8.25% (f)		560,000	568,538
CSN Islands XII Corp. 7% (Reg. S) (f)		450,000	309,020
Odebrecht Finance Ltd. 7.5% (b)(f)		1,560,000	580,973

TOTAL CAYMAN ISLANDS			1,787,963

Ireland - 0.2%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		275,000	295,908
Luxembourg - 0.2%
Magnesita Finance Ltd. 8.625% (b)(f)		215,000	217,710
TOTAL PREFERRED SECURITIES
(Cost $2,993,824)			2,301,581
		Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.84% (i)
(Cost $2,790,241)		2,790,155	2,790,713
TOTAL INVESTMENT PORTFOLIO - 98.1%
(Cost $117,843,312)			119,054,619
NET OTHER ASSETS (LIABILITIES) - 1.9%			2,250,013
NET ASSETS - 100%			$121,304,632

Currency Abbreviations

BRL – Brazilian real

COP – Colombian peso

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

TRY – Turkish Lira

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,567,410 or 45.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Non-income producing

 (h) Quantity represents share amount.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,759
Total	$5,759

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$412,520	$412,520	$--	$--
Corporate Bonds	48,239,942	--	48,239,825	117
Government Obligations	64,891,955	--	63,301,450	1,590,505
Sovereign Loan Participations	417,908	--	--	417,908
Preferred Securities	2,301,581	--	2,301,581	--
Money Market Funds	2,790,713	2,790,713	--	--
Total Investments in Securities:	$119,054,619	$3,203,233	$113,842,856	$2,008,530

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Government Obligations
Beginning Balance	$393,050
Net Realized Gain (Loss) on Investment Securities	2,111
Net Unrealized Gain (Loss) on Investment Securities	8,055
Cost of Purchases	--
Proceeds of Sales	(22,500)
Amortization/Accretion	2,595
Transfers into Level 3	1,207,194
Transfers out of Level 3	--
Ending Balance	$1,590,505
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$8,055
Other Investments in Securities
Beginning Balance	$422,328
Net Realized Gain (Loss) on Investment Securities	(87,435)
Net Unrealized Gain (Loss) on Investment Securities	82,759
Cost of Purchases	--
Proceeds of Sales	(390)
Amortization/Accretion	763
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$418,025
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$(5,027)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations, and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $117,093,501. Net unrealized appreciation aggregated $1,961,118, of which $6,171,056 related to appreciated investment securities and $4,209,938 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017